Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2023, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$50,297	$—	$—
U.S. Government sponsored entity securities	—	5,877	—
Agency mortgage-backed securities, residential	—	106,084	—
Interest rate swap derivatives	—	1,147	—

Liabilities:
Interest rate swap derivatives	—	(1,147)	—

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	$54,792	$—	$—
U.S. Government sponsored entity securities	—	7,983	—
Agency mortgage-backed securities, residential	—	121,299	—
Interest rate swap derivatives	—	1,340	—

Liabilities:
Interest rate swap derivatives	—	(1,340)	—

Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2023 and December 31, 2022 are as follows:

		Fair Value Measurements at December 31, 2023 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$128,126	$128,126	$—	$—	$128,126
Certificates of deposit in financial institutions	—	—	—	—	—
Securities available for sale	162,258	50,297	111,961	—	162,258
Securities held to maturity	7,986	—	4,281	3,109	7,390
Loans, net	963,133	—	—	944,544	944,544
Interest rate swap derivatives	1,147	—	1,147	—	1,147
Accrued interest receivable	3,606	—	466	3,140	3,606

Financial Liabilities:
Deposits	1,127,136	748,013	379,455	—	1,127,468
Other borrowed funds	44,593	—	45,799	—	45,799
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	1,147	—	1,147	—	1,147
Accrued interest payable	6,597	1	6,596	—	6,597

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,990	$45,990	$—	$—	$45,990
Certificates of deposit in financial institutions	1,862	—	1,862	—	1,862
Securities available for sale	184,074	54,792	129,282	—	184,074
Securities held to maturity	9,226	—	4,987	3,473	8,460
Loans, net	879,780	—	—	846,870	846,870
Interest rate swap derivatives	1,340	—	1,340	—	1,340
Accrued interest receivable	3,112	—	485	2,627	3,112

Financial Liabilities:
Deposits	1,027,655	875,736	149,974	—	1,025,710
Other borrowed funds	17,945	—	16,364	—	16,364
Subordinated debentures	8,500	—	8,500	—	8,500
Interest rate swap derivatives	1,340	—	1,340	—	1,340
Accrued interest payable	432	1	431	—	432